Fair Value and Carrying Value of Convertible Bonds (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Fair value	$ 93,443	[1]	565,673	[1]	486,767	[1]
Carrying value	$ 77,697		470,357		368,590

[1]	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2012 and 2013.